CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2018
CASH AND CASH EQUIVALENTS
Schedule of cash and cash equivalents

	December 31,	December 31,
	2018	2017
Cash and cash equivalents at banks and on hand in:
Russian Rubles	17,012	16,879
US Dollars	4,873	1,119
Euro	2,073	983
Ukraine Hryvna	1,548	403
Turkmenian Manat	721	1,267
Other	954	318
Short-term deposits with an original maturity of less than 92 days:
Russian Rubles	52,764	6,595
Ukraine Hryvna	3,215	352
Euro	915	—
US Dollars	—	2,603
Other		67
Total cash and cash equivalents	84,075	30,586